Right of Use Lease Assets (Details) - USD ($)		12 Months Ended
	Apr. 01, 2019	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Right of Use Lease Assets [Abstract]
ROU asset and lease liability	$ 2,559,646
Operating lease term		1 year
Total lease expense